Other Expenses, Net - Summary of Other Expenses (Parenthetical) (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)
Material income and expense [abstract]
Income tax penalty imposed		$ 491	$ 25
Property damages and natural disasters	$ 1,080
Impairment losses of fixed assets	445	984		$ 1,899
Impairment losses of goodwill	0	$ 1,920		$ 0
Loss on valuation of assets held for sale	$ 439